Note 3 - Mergers and Acquisitions (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	May. 30, 2014	Jun. 07, 2012	Dec. 31, 2013	Apr. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 3 - Mergers and Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired					$ 33,533	$ 14,636	$ 273,401
Business Acquisition Pro Forma Depreciation							300	$ 600
Business Acquistion Pro Forma Amortization Expense							3,500	8,100
Business Acquisition Pro Forma Selling General and Administrative Expense							3,300
Business Acquistion Pro Forma Interest Expense							1,500	1,900
Business Acquistion Pro Forma Addtional Tax Expense							$ 2,500	$ 3,500
Tiger [Member]
Note 3 - Mergers and Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred	$ 33,200
Casedhole Solutions [Member]
Note 3 - Mergers and Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired		$ 273,400
Cash Acquired from Acquisition		7,400
Business Combinaion Payment for Working Capital Adjustment		1,500
Business Acquisition Cost of Acquired Entity Credit Facility Used		220,000
Provider of Directional Drilling Technology and Downhole Tools [Member]
Note 3 - Mergers and Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred				$ 9,000
Manufacturer of Data Control Instruments [Member]
Note 3 - Mergers and Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred			$ 6,700
Customer Relationships [Member]
Note 3 - Mergers and Acquisitions (Details) [Line Items]
Finite-lived Intangible Assets Acquired		$ 80,400
Finite-Lived Intangible Asset, Useful Life		15 years
Trade Names [Member]
Note 3 - Mergers and Acquisitions (Details) [Line Items]
Finite-lived Intangible Assets Acquired		$ 23,600
Finite-Lived Intangible Asset, Useful Life		10 years
Noncompete Agreements [Member]
Note 3 - Mergers and Acquisitions (Details) [Line Items]
Finite-lived Intangible Assets Acquired		$ 1,600
Finite-Lived Intangible Asset, Useful Life		4 years